CONTRACT ASSETS AND CONTRACT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
CONTRACT ASSETS AND CONTRACT LIABILITIES
Contract assets	¥ 236,499	¥ 436,021	¥ 257,716
Significant changes in the contract assets balances
Beginning Balance	436,021	257,716
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(436,021)	(257,716)
Contract assets recognized, net of reclassification to receivables	236,499	436,021
Net change in contract assets	(199,522)	178,305	(166,551)
Ending Balance	236,499	436,021	257,716
Contract liabilities	130,259	260,530	255,978
Significant changes in the contract liabilities balances
Beginning Balance	260,530	255,978
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligations satisfied	(257,990)	(250,300)
Cash received in advance and not recognized as revenue	127,719	254,852
Net change in contract liabilities	(130,271)	4,552	63,716
Ending Balance	¥ 130,259	¥ 260,530	¥ 255,978